GLRE-PRO-1-SUP-1

Statutory Prospectus Supplement dated July 8, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Global Responsibility Equity Fund

The following information replaces in its entirety the information appearing under the heading “Other Information – Dividends and Distributions – Dividends” in the prospectus:

“The Fund generally declares and pays dividends from net investment income, if any, annually.”

GLRE-PRO-1-SUP-1

GLRE-PRO-2-SUP-1

Statutory Prospectus Supplement dated July 8, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Global Responsibility Equity Fund

The following information replaces in its entirety the information appearing under the heading “Dividends and Distributions – Dividends” in the prospectus:

“The Fund generally declares and pays dividends from net investment income, if any, annually.”

GLRE-PRO-2-SUP-1